LONG-TERM OPERATING COMMITMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS

NOTE 34 - LONG-TERM OPERATING COMMITMENTS

The Company's long-term commitments, related mainly to contracts for the purchase of electricity and fuel, are as follows:

34.1- Purchase of energy

Companies	2022	2023	2024	2025	2026	After 2026
Eletronorte	1,003,458	1,003,458	1,003,458	355,622	—	—
Furnas	884,723	839,464	1,038,768	1,031,850	1,005,103	5,342,248
CGT Eletrosul	660,908	644,461	407,749	397,004	397,163	3,106,350
Chesf	230,449	224,650	236,250	222,880	223,490	2,277,890
Total	2,779,538	2,712,033	2,686,225	2,007,356	1,625,756	10,726,488

34.2- Fuel suppliers

Companies	2022	2023	2024	2025	2026	After 2026
Eletronorte	3,105,931	3,105,931	3,114,440	3,105,931	3,105,931	12,159,933
Eletronuclear	51,763	2,023	78,329	177,177	72,828	13,015,913
CGT Eletrosul	89,946	89,946	89,946	—	—	—
Furnas	185	185	185	185	185	—
Total	3,247,825	3,198,085	3,282,900	3,283,293	3,178,944	25,175,846

The subsidiary Eletronuclear, which has contracts signed with Indústrias Nucleares do Brasil SA - INB for the acquisition of Nuclear Fuel for the production of electricity, for the refills of the NPP Angra 1 and NPP Angra 2 plants, as well as the initial charge and future NPP Angra 3 refills.

Eletronorte has a long-term commitment from its subsidiary Amazonas GT to purchase natural gas for thermoelectric generation purposes from the Companhia de Gás Natural do Amazonas - CIGÁS. The end date of the contract is November 30, 2030.

34.3- Sale of Energy

Companies	2022	2023	2024	2025	2026	After 2026
Eletronorte	5,313,670	1,874,804	1,916,907	2,004,997	2,058,597	7,096,839
Eletronuclear	3,424,500	3,424,500	3,424,500	3,424,500	3,424,500	6,849,000
Furnas	2,388,835	2,382,902	2,373,537	2,371,210	2,370,700	33,198,291
CGT Eletrosul	1,038,928	1,039,019	1,044,019	1,043,999	1,043,999	6,234,147
Chesf	356,210	711,180	801,370	815,370	825,790	8,474,060
Total	12,522,143	9,432,405	9,560,333	9,660,076	9,723,586	61,852,337

34.4- Social and environmental commitments

Companies	2022	2023	2024	2025	2026	After 2026
Eletronuclear	70,169	80,440	67,007	67,007	56,533	—
Furnas	43,841	39,286	44,787	33,946	30,928	—
Eletronorte	9,731	7,203	7,203	2,563	2,563	5,127
Total	123,741	126,929	118,997	103,516	90,024	5,127

Angra 3

Terms of commitments assumed with the Municipalities of Angra dos Reis, Rio Claro and Paraty, in which Eletronuclear undertakes to enter into specific social-environmental agreements linked to NPP Angra 3, aiming at the execution of programs and projects in accordance with the conditions established by IBAMA.

34.5- Acquisition of Fixed and Intangible Assets

Companies	2022	2023	2024	2025	2026
Eletronuclear	644,571	192,908	297,935	36,480	—
Chesf	225,830	103,129	32,384	18,857	986
Total	870,401	296,037	330,319	55,337	986

Contracts signed with various suppliers for the acquisition of equipment to replace fixed assets, mainly for Angra 1, Angra 2 and Angra 3, necessary for the operational maintenance of these assets.

34.6- Acquisition of supplies

Companies	2022	2023	2024	2025
CGT Eletrosul	29,352	29,352	14,676	14,676

The subsidiary CGT Eletrosul acquires lime for controlling the emissions of waste from its plants.

34.7- Commitments - Joint ventures

The amounts of the joint ventures' commitments are presented below in proportion to the companies' interests.

34.7.1 - Use of public assets

Companies	2022	2023	2024	2025	2026	After 2026
SINOP	1,966	1,974	1,982	4,736	4,736	9,473
UHE Simplício/UHE Batalha	1,706	1,706	1,706	1,706	1,706	26,593
Total	3,672	3,680	3,688	6,442	6,442	36,066

34.7.2 - Capital contribution

The Company has signed future commitments related to equity interest in SPE, related to Advance for future capital increase, as presented below:

Companies	2022	2023	2024	2025	2026	After 2026
Itaguaçu da Bahia	328,336	309,433	—	—	—	—
Teles Pires	43,278	38,024	36,668	35,124	16,788	59,337
Brasil Ventos	10,410	10,618	10,828	11,042	—	—
Venture Capital	5,000	5,000	5,000	5,000	—	—
Total	387,024	363,075	52,496	51,166	16,788	59,337

34.8- Other Commitments

The subsidiary CGT Eletrosul has signed contracts for the use of the transmission, distribution and basic network systems with the Operador Nacional do Sistema Elétrico - NOS (National Electric System Operator) and contracts for the operation and maintenance of the Governador Jayme Canet Júnior power plant and the Cerro Chato I, Cerro Chato II, Cerro Chato III, Coxilha Seca, Galpões, Capão do Inglês and Ibirapuitã wind farms. The term of these contracts is, except for the operation and maintenance contract of the Governador Jayme Canet Júnior Plant, shorter than the concession term. The contracts have fixed installments updated by the national wide consumer price index - IPCA.

Companies	2022	2023	2024	2025	2026	After 2026
CGT Eletrosul	134,929	82,047	76,247	39,339	34,709	509,863

Accounting Policy

The Company discloses, in accordance with the requirements of accounting standards IAS 16 - Property, Plant and Equipment and IFRS 12 - Disclosure of Interests in Other Entities, the commitments to acquire property, plant and equipment and the commitments related to its joint ventures separately from the amount of other commitments. In addition, the company discloses its commitments for the purchase and sale of energy, socio-environmental commitments, and purchases with fuel suppliers.